Note 37 - Related Parties (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Expense from cash-settled share-based payment transactions including costs included in production costs		$ 110,000	$ 104,000	$ 354,000
Key management personnel compensation, bonuses provided		818,000	647,000	1,378,000
Key management personnel compensation, termination benefits		1,169,000	1,588,000	54,000
Cash outflow for leases		182,000	184,000
SR Curtis [member]
Statement Line Items [Line Items]
Related party consulting, monthly fee	$ 44,100
Related party, consulting fee		150,000	150,000	265,000
SR Curtis [member] | Entering into significant commitments or contingent liabilities [member]
Statement Line Items [Line Items]
Related party consulting, monthly fee			12,500
V Gapare [member]
Statement Line Items [Line Items]
Cash outflow for leases		30,000	30,000	0
Contingent liability arising from termination [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	8,575,000	7,227,000	7,809,000	8,575,000
Contingent liability arising from termination [member] | Severance obligation resulting from change in control [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	$ 7,356,000	$ 4,909,000	$ 6,879,000	$ 7,356,000
Bottom of range [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities, determinate number of years for severance pay (Year)		6 months
Top of range [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities, determinate number of years for severance pay (Year)		2 years